General_Unconsolidated companies with more than 50 Percent ownership interests (Details)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Golden Bridge NHN Online Private Equity Investment
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary		Golden Bridge NHN Online Private Equity Investment	Golden Bridge NHN Online Private Equity Investment
Location		Korea	Korea
Main Business		Securities Investment	Securities Investment
Percentage of ownership		60.00%	60.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control	[1]	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.
Mirae Asset Seobu Underground Expressway Professional Investment
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary			Mirae Asset Seobu Underground Expressway Professional Investment
Location			Korea
Main Business			Securities Investment
Percentage of ownership			65.80%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control	[1]		Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.
Mirae Asset Maps Clean Water Private Equity Investment Trust 7th
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary		Mirae Asset Maps Clean Water Private Equity Investment Trust 7th	Mirae Asset Maps Clean Water Private Equity Investment Trust 7th
Location		Korea	Korea
Main Business		Securities Investment	Securities Investment
Percentage of ownership		59.70%	59.70%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control	[1]	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.
Kiwoom Yonsei Private Equity Investment Trust
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary		Kiwoom Yonsei Private Equity Investment Trust	Kiwoom Yonsei Private Equity Investment Trust
Location		Korea	Korea
Main Business		Securities Investment	Securities Investment
Percentage of ownership		88.90%	88.90%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control	[1]	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.
Hana Walmart Real Estate Investment Trust 41-1
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary			Hana Walmart Real Estate Investment Trust 41-1
Location			Korea
Main Business			Securities Investment
Percentage of ownership			89.60%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control	[1]		Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.
IGIS Europe Private Placement Real Estate Fund No 163-2 [Member]
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary		IGIS Europe Private Placement Real Estate Fund No. 163-2	IGIS Europe Private Placement Real Estate Fund No. 163-2
Location		Korea	Korea
Main Business		Securities Investment	Securities Investment
Percentage of ownership		97.90%	97.90%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control	[1]	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.
IGIS Global Private Placement Real Estate Fund No 148-1
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary		IGIS Global Private Placement Real Estate Fund No. 148-1	IGIS Global Private Placement Real Estate Fund No. 148-1
Location		Korea	Korea
Main Business		Securities Investment	Securities Investment
Percentage of ownership		75.00%	75.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control	[1]	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.
IGIS Global Private Placement Real Estate Fund No 148-2
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary		IGIS Global Private Placement Real Estate Fund No. 148-2	IGIS Global Private Placement Real Estate Fund No. 148-2
Location		Korea	Korea
Main Business		Securities Investment	Securities Investment
Percentage of ownership		75.00%	75.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control	[1]	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.
KB Nongso Sewage Treatment Equipment Private Special Asset [Member]
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary			KB Nongso Sewage Treatment Equipment Private Special Asset
Location			Korea
Main Business			Securities Investment
Percentage of ownership			50.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control	[1]		Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.
Mirae Asset Seoul Ring Expresway Private Special Asset Fund No. 1
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary		Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1	Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1
Location		Korea	Korea
Main Business		Securities Investment	Securities Investment
Percentage of ownership		66.70%	66.20%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control	[1]	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.
Hangkang Sewage Treament Plant Fund
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary		Hangkang Sewage Treatment Plant Fund	Hangkang Sewage Treatment Plant Fund
Location		Korea	Korea
Main Business		Securities Investment	Securities Investment
Percentage of ownership		55.60%	55.60%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control	[1]	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.
Consus KyungJu Green Private Placement Real Estate Fund No. 1
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary			Consus KyungJu Green Private Placement Real Estate Fund No. 1
Location			Korea
Main Business			Securities Investment
Percentage of ownership			52.40%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control	[1]		Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.
KIM Pocheon-Hwado Highway Infra Private Placement Special Asset Fund
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary		KIM Pocheon-Hwado Highway Infra Private Placement Special Asset Fund
Location		Korea
Main Business		Securities Investment
Percentage of ownership		55.20%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control	[1]	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.

[1]	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.